4. DERIVATIVE LIABILITIES (Annual)	12 Months Ended
Dec. 31, 2014
Annual Report
4. DERIVATIVE LIABILITIES

NOTE 4 DERIVATIVE LIABILITIES

The Company identified conversion features embedded within convertible debt and warrants issued in 2014, and the Company also identified derivative liabilities embedded within warrants detachable with subscription agreement. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the warrant related to convertible debt and subscription agreement is summarized as follow:

	Warrants with convertible Debt	Warrants with subscription agreement	Total
Fair value at the commitment date	87,189	259,278	346,467
Fair value mark to market adjustment	429,948	323,293	753,241
Balances as of December 31, 2014	517,137	582,571	1,099,708

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2014:

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	3 years	2.23 – 2.96 years
Risk free interest rate	0.75% - 1.1%	1.1%